Exhibit 99.1

NISSAN AUTO LEASE TRUST 2021-A

Servicer’s Report

Collection Period Start	1-Feb-23	Distribution Date	15-Mar-23
Collection Period End	28-Feb-23	30/360 Days	30
Beg. of Interest Period	15-Feb-23	Actual/360 Days	28
End of Interest Period	15-Mar-23

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,197,605,445.04	687,650,059.91	642,943,423.75	0.5368575
Total Securities		1,197,605,445.04	687,650,059.91	642,943,423.75	0.5368575
Class A-1 Notes	0.150000%	123,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.300000%	396,000,000.00	9,044,614.87	0.00	0.0000000
Class A-2b Notes	0.000000%	0.00	0.00	0.00	0.0000000
Class A-3 Notes	0.520000%	396,000,000.00	396,000,000.00	360,337,978.71	0.9099444
Class A-4 Notes	0.650000%	85,000,000.00	85,000,000.00	85,000,000.00	1.0000000
Certificates	0.000000%	197,605,445.04	197,605,445.04	197,605,445.04	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	9,044,614.87	2,261.15	22.8399365	0.0057100
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	35,662,021.29	171,600.00	90.0556093	0.4333333
Class A-4 Notes	0.00	46,041.67	0.0000000	0.5416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	44,706,636.16	219,902.82

I. COLLECTIONS

Lease Payments: ( Lease Series Assets)
Monthly Principal					9,434,389.91
Monthly Interest					3,678,121.86

Total Monthly Payments					13,112,511.77
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					593,815.19
Aggregate Sales Proceeds Advance					1,778,248.04

Total Advances					2,372,063.23
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					38,338,127.87
Excess Wear and Tear and Excess Mileage					35,870.24
Remaining Payoffs					0.00
Net Insurance Proceeds					1,315,620.17
Residual Value Surplus					776,114.02

Total Collections					55,950,307.30

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		2,015,090.00			75
Involuntary Repossession		79,527.00			4
Voluntary Repossession		85,014.00			3
Full Termination		2,529,601.00			93
Bankruptcty		—			—
Insurance Payoff			1,314,084.39		58
Customer Payoff				4,227,135.68	219
Grounding Dealer Payoff				30,075,600.41	1,510
Dealer Purchase				—	—

Total		4,709,232.00	1,314,084.39	34,302,736.09	1,962

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	37,775	782,417,530.31	7.00000%	687,650,059.91
Total Depreciation Received		(11,689,412.84)		(9,346,201.05)
Principal Amount of Gross Losses	(72)	(1,428,518.15)		(1,291,671.08)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(30)	(889,510.72)		(728,892.27)
Scheduled Terminations	(1,851)	(37,049,702.67)		(33,339,871.76)

Pool Balance - End of Period	35,822	731,360,385.93		642,943,423.75
Remaining Pool Balance
Lease Payment				114,793,183.22
Residual Value				528,150,240.53

Total				642,943,423.75

NISSAN AUTO LEASE TRUST 2021-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	55,950,307.30
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	55,950,307.30
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	441,332.70
3. Reimbursement of Sales Proceeds Advance	2,250,437.31
4. Servicing Fee:
Servicing Fee Due	573,041.72
Servicing Fee Paid	573,041.72
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	3,264,811.73
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	2,261.15
Class A-2a Notes Monthly Interest Paid	2,261.15
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	171,600.00
Class A-3 Notes Monthly Interest Paid	171,600.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	46,041.67
Class A-4 Notes Monthly Interest Paid	46,041.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	219,902.82
Total Note and Certificate Monthly Interest Paid	219,902.82
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	52,465,592.75
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	44,706,636.16
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	44,706,636.16
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	7,758,956.59

NISSAN AUTO LEASE TRUST 2021-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			2,994,013.61
Required Reserve Account Amount			5,988,027.23
Beginning Reserve Account Balance			5,988,027.23
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			5,988,027.23
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			7,758,956.59
Gross Reserve Account Balance			13,746,983.82
Remaining Available Collections Released to Seller			7,758,956.59
Total Ending Reserve Account Balance			5,988,027.23

V. POOL STATISTICS

Weighted Average Remaining Maturity			8.92
Monthly Prepayment Speed			115%
Lifetime Prepayment Speed			85%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,509,837.79
Securitization Value of Defaulted Receivables and Casualty Receivables		1,291,671.08	72
Aggregate Defaulted and Casualty Gain (Loss)		218,166.71
Pool Balance at Beginning of Collection Period		687,650,059.91
Net Loss Ratio
Current Collection Period		0.0317%
Preceding Collection Period		0.0558%
Second Preceding Collection Period		0.0473%
Third Preceding Collection Period		0.0509%
Cumulative Net Losses for all Periods		-0.5603%	(6,710,447.37)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.68%	4,702,973.94	246
61-90 Days Delinquent	0.15%	1,029,484.07	53
91-120 Days Delinquent	0.05%	343,157.41	18
More than 120 Days	0.01%	52,374.88	3

Total Delinquent Receivables:	0.88%	6,127,990.30	320

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.21%	0.20%
Preceding Collection Period		0.23%	0.21%
Second Preceding Collection Period		0.17%	0.16%
Third Preceding Collection Period		0.16%	0.17%
60 Day Delinquent Receivables		1,425,016.36
Delinquency Percentage		0.21%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		4,544,691.00	168
Securitization Value		3,779,882.62	168

Aggregate Residual Value Surplus (Loss)		764,808.38

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		20,483,365.03	782
Cumulative Securitization Value		17,613,017.06	782

Cumulative Residual Value Surplus (Loss)		2,870,347.97

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			3,337,348.44
Reimbursement of Outstanding Advance			2,250,437.31
Additional Advances for current period			1,778,248.04

Ending Balance of Residual Advance			2,865,159.17

Beginning Balance of Payment Advance			1,258,738.03
Reimbursement of Outstanding Payment Advance			441,332.70
Additional Payment Advances for current period			593,815.19

Ending Balance of Payment Advance			1,411,220.52

NISSAN AUTO LEASE TRUST 2021-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the Series Assets?	NO

5. Has there been any material additions, removals or substitutions of Series Assets, or repurchases of Series Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO